Average Annual Total Returns - ProShares Ultra SmallCap600	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	S&P Small Cap 600® OneYear		S&P Small Cap 600® FiveYears		S&P Small Cap 600® TenYears
Total	41.23%	14.07%	21.69%	41.10%	14.02%	21.66%	24.48%	11.30%	18.92%	22.78%	[1]	3.92%	[1]	13.34%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.